File Nos. 333-21311 and 811-08049

As filed with the Securities and Exchange Commission on February 12, 2016

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 54

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 56

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact Name of Registrant as Specified in Charter)

165 Mason Street

Greenwich, Connecticut 06830

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (203) 622-2978

Linda R. Killian, C.F.A.

165 Mason Street

Greenwich, Connecticut 06830

(Name and Address of Agent for Service)

Copy to:

Michael Mundt

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, DC 20036-2652

 Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

(X)  immediately upon filing pursuant to paragraph (b).

(  )  on (date) pursuant to paragraph (b).

(  )  60 days after filing pursuant to paragraph (a)(1).

(  )  on (date) pursuant to paragraph (a)(1).

(  )  75 days after filing pursuant to paragraph (a)(2).

(  )  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

(  ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Renaissance Global IPO Fund, a series of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, and the State of Connecticut on this 12th day of February, 2016.

RENAISSANCE CAPITAL GREENWICH FUNDS

By: /s/ William K. Smith

       William K. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of February, 2016.

/s/ William K. Smith William K. Smith	President
/s/ Kathleen S. Smith Kathleen Shelton Smith	Vice President, Treasurer, Chief Compliance Officer, Chairperson and Interested Trustee
/s/ Linda R. Killian Linda R. Killian	Vice President, Secretary and Chief Investment Officer
/s/ Warren K. Greene* Warren K. Greene	Independent Trustee
/s/ Gerald W. Puschel* Gerald W. Puschel	Independent Trustee
/s/ Walter E. Auch* Walter E. Auch	Independent Trustee
/s/ Kathleen S. Smith By Kathleen Shelton Smith *Attorney In Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase